Summary Of Significant Accounting Policies (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Jan. 01, 2014
Summary Of Significant Accounting Policies [Line Items]
Brokerage fee, per month	0.542%		0.417%
Brokerage fee, per annum	6.50%		5.00%
Administrative fee, percentage per annum, of the average net assets	0.25%
Administrative expenses	$ 389,364	$ 338,595
Parent Company [Member]
Summary Of Significant Accounting Policies [Line Items]
Administrative expenses	$ 109,142	$ 47,987
Tax Year 2013 [Member]
Summary Of Significant Accounting Policies [Line Items]
Partnership's open tax years	2013
Tax Year 2014 [Member]
Summary Of Significant Accounting Policies [Line Items]
Partnership's open tax years	2014
Tax Year 2015 [Member]
Summary Of Significant Accounting Policies [Line Items]
Partnership's open tax years	2015
Tax Year 2016 [Member]
Summary Of Significant Accounting Policies [Line Items]
Partnership's open tax years	2016